FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Management of Capital Risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Total loans, financing and debentures	R$ 47,002,033	R$ 47,899,641
Cash and cash equivalents	(286,607)	(335,307)	R$ (583,352)	R$ (792,252)
Marketable securities	(13,993,294)	(10,742,766)
Net exposure	32,722,132	36,821,568
Total Equity	73,751,294	71,159,265	R$ 55,679,901	R$ 43,778,870
Total capital	R$ 106,473,426	R$ 107,980,833
Financial Leverage Ratio	31.00%	34.00%